                                                               -----------------------------
                                 UNITED STATES                          OMB APPROVAL
                      SECURITIES AND EXCHANGE COMMISSION       -----------------------------
                            Washington, D.C. 20549             OMB Number:        3235-0006
                                                               Expires:   February 28, 1997
                                                               Estimated average burden
                                                               Hours per response.... 24.60
                                                               -----------------------------
                                                               -----------------------------
                                   FORM 13F                              SEC USE ONLY
                                                               -----------------------------

                                                               -----------------------------

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2004

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

    Michael B. Elefante
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes        60 State Street          Boston,            MA                02109
------------------------------------------------------------------------------------------------------
Business Address              (Street)                 (City)            (State)            (Zip)

    (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------  ATTENTION  ---------------------------------

                 Intentional misstatements or omissions of facts
                    constitute Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ----
of May, 2004.
   ---------

                                    Michael B. Elefante
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                13F File No.:     Name:                            13F File No.:
1. Timothy F. Fidgeon                28-06169          6.  State Street Boston Corp.    28-399
----------------------------------  ----------------   ------------------------------   ----------------
2. Fiduciary Trust Co.               28-471            7.
----------------------------------  ----------------   ------------------------------   ----------------
3. Gannett, Welsh & Kotler           28-4145           8.
----------------------------------  ----------------   ------------------------------   ----------------
4. Roy A. Hammer                     28-5798           9.
----------------------------------  ----------------   ------------------------------   ----------------
5. Kurt F. Somerville (32)*          28-10379          10.
----------------------------------  ----------------   ------------------------------   ----------------

* Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
A E S CORP.                   COMMON STOCK      00130H105     353995        41500              xx                    41500

AETNA U. S.                   COMMON STOCK      00817Y108     293833         3275              xx                     3275
HEALTHCARE INC.

AMAZON NOTE                   CONV CORPORATE    023135AF3     307663       302000              xx                   220000
CONV SUB DEB                  BONDS                                                            xx      32            82000

AMGEN INC.                    COMMON STOCK      031162100     787933        13550              xx                    10125
                                                                                               xx      32             3425

ANALOG DEVICES, INC.          COMMON STOCK      032654105    1142638        23800              xx                    17200
                                                                                               xx      32             6600

APPLIED MATERIALS INC.        COMMON STOCK      038222105     220766        10350              xx                    10350

AUTOMATIC DATA PROCESSING     COMMON STOCK      053015103     258678         6159              xx                     1759
                                                                                               xx      32             4400

                                                                         PAGE: 2

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
AVERY DENNISON CORP.          COMMON STOCK      053611109     799399        12850              xx                     7850
                                                                                               xx      32             5000

BP PLC ADR                    COMMON STOCK      055622104    1846477        36064              xx                     15906
                                                                                               xx      32             20158

BEA SYSTEMS INC.              CORPORATE BONDS   073325AD4     863225       860000              xx                    385000
                                                                                               xx      32            475000

BELLSOUTH CORP.               COMMON STOCK      079860102     224289         8100              xx      32              8100

BERKSHIRE HATHAWAY INC.       CLASS B           084670207     466652          150              xx                        68
                                                                                               xx      32                82

BRISTOL-MYERS SQUIBB CO.      COMMON STOCK      110122108     548810        22650              xx                      7750
                                                                                               xx      32             14900

CANADIAN NATIONAL RAILWAY     COMMON STOCK      136375102     501418        12749              xx                      5624
CO.                                                                                            xx      32              7125

CAPITOL ONE FINL CORP.        COMMON STOCK      14040H105     501610         6650              xx                      6650

                                                                         PAGE: 3

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
CARDINAL HEALTH CARE INC.     COMMON STOCK      14149Y108     272155         3950              xx                      3950

CEDAR FAIR L P                COMMON STOCK      150185106     342706         9800              xx                      9800

CENTERPOINT ENERGY INC.       COMMON STOCK      15189T107     129159        11300              xx                     11300

CHARLES RIVER LABORATORIES    COMMON STOCK      159864107     220678         5150              xx                      5150
INTL INC.

CISCO SYS INC.                COMMON STOCK      17275R102     312727        13268              xx                     11456
                                                                                               xx      32              1812

CINTAS CORP.                  COMMON STOCK      172908105     202229         4650              xx                      4650

CITIGROUP INC.                COMMON STOCK      172967101     387750         7500              xx                      7500

COGNEX                        COMMON STOCK      192422103     490438        14750              xx                     13350
                                                                                               xx      32              1400

                                                                         PAGE: 4

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
CONEXANT SYSTEMS INC.         COMMON STOCK      207142100     117365        19146              xx                     19146

DELL INC.                     COMMON STOCK      24702R101     233659         6950              xx                      6950

DEVRY INC.                    COMMON STOCK      251893103     382905        12700              xx                     12700

DOMINION RESOURCES INC.       V A NEW           25746U109     315070         4900              xx                      4900

DOW JONES & CO. INC.          COMMON STOCK      260561105    6492045       135505              xx                     46292
                                                                                               xx      32             89213

DOW JONES & CO. INC.          CLASS B           260561204    9463135       197519              xx                    118034
                              (RESTRICTED)                                                     xx      32             79485

E I DU PONT DE NEMOURS & CO.  COMMON STOCK      263534109     282874         6700              xx                      6700

E M C CORP.                   COMMON STOCK      268648102     353860        26000              xx                     20900
                                                                                               xx      32              5100

                                                                         PAGE: 5

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
EMERSON ELECTRIC CO.          COMMON STOCK      291011104     798434        13325              xx                      6125
                                                                                               xx      32              7200

ENCANA CORP                   COMMON STOCK      292505104     713636        16550              xx                     11650
                                                                                               xx      32              4900

EXXON MOBIL CORP.             COMMON STOCK      30231G102    1734428        41703              xx                     20411
                                                                                               xx      32             21292

FLEETBOSTON FINANCIAL CORP.   COMMON STOCK      339030108     211030         4700              xx                      4000
                                                                                               xx      32               700

FUEL CELL ENERGY INC.         COMMON STOCK      35952H106     324762        23950              xx                     19550
                                                                                               xx      32              4400

GENERAL ELECTRIC CO.          COMMON STOCK      369604103    1565768        51303              xx                     35771
                                                                                               xx      32             15532

GENERAL MILLS INC.            COMMON STOCK      370334104     567162        12150              xx                      7650
                                                                                               xx      32              4500

HARLEY DAVIDSON INC.          COMMON STOCK      412822108     200025         3750              xx                      3750

                                                                         PAGE: 6


AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
HONEYWELL INTERNATIONAL INC.  COMMON STOCK      438516106     231873         6850              xx                     6850

IGATE CORP.                   COMMON STOCK      45169U105     141085        20300              xx                     20300

INSIGHT COMMUNICATIONS CL A   COMMON STOCK      45768V108     135540        13500              xx                     13500

INTEL CORPORATION             COMMON STOCK      458140100    1565197        57544              xx                     39573
                                                                                               xx      32             17971

IVAX CORP                     CORPORATE BONDS   465823AG7    1491594      1475000              xx                    885000
                                                                                               xx      32            590000

JEFFERSON-PILOT CORP.         COMMON STOCK      475070108    1780839        32373              xx                     13412
                                                                                               xx      32             18961

JOHNSON & JOHNSON             COMMON STOCK      478160104    1753289        34568              xx                     20507
                                                                                               xx      32             14061

                                                                         PAGE: 7

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
KOPIN                         COMMON STOCK      500600101     280908        48600              xx                     32700
                                                                                               xx      32             15900

LOWES COMPANIES INC.          COMMON STOCK      548661107     291876         5200              xx                      5200

MERCK & CO. INC.              COMMON STOCK      589331107    1673343        37867              xx                     17003
                                                                                               xx      32             20864

MICROSOFT CORP.               COMMON STOCK      594918104     580345        23279              xx                     21979
                                                                                               xx      32              1300

N C O GROUP INC.              COMMON STOCK      628858102     249845        10700              xx                     10700

NATIONAL CITY CORP            COMMON STOCK      635405103     206364         5800              xx                      5800

NOKIA CORP. ADR A             COMMON STOCK      654902204     502417        24774              xx                     16674
                                                                                               xx      32              8100

NOBLE ENERGY INC.             COMMON STOCK      655044105     287310         6100              xx                      6100

                                                                         PAGE: 8

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE

ORACLE CORP                   COMMON STOCK      68389X105     200400        16700              xx                     11700
                                                                                               xx      32              5000

PEPSICO INC.                  COMMON STOCK      713448108     554709        10301              xx                      8901
                                                                                               xx      32              1400

PFIZER INC.                   COMMON STOCK      717081103     597638        17051              xx                     15451
                                                                                               xx      32              1600

PROCTER & GAMBLE CO.          COMMON STOCK      742718109    1183256        11282              xx                      5088
                                                                                               xx      32              6194

QUESTAR CORP.                 COMMON STOCK      748356102     322494         8850              xx                      8850

ROCKWELL AUTOMATION INC       COMMON STOCK      773903109     254512         7341              xx                      7341

ROCKWELL COLLINS INC          COMMON STOCK      774341101     309778         9800              xx                      9800

J M SMUCKER CO NEW            COMMON STOCK      832696405     739184        14005              xx                      9055
                                                                                               xx      32              4950

                                                                         PAGE: 9

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
SNAP ON INC                   COMMON STOCK      833034101     478632        14800              xx                      7800
                                                                                               xx      32              7000

STANDARD PACIFIC CORP.        COMMON STOCK      85375C101     492000         8200              xx                      8200

STATE STREET CORP             COMMON STOCK      857477103     257991         4949              xx                      3249
                                                                                               xx      32              1700

T C F FINANCIAL CORP.         COMMON STOCK      872275102     201727         3950              xx                      3950

3 M COMPANY                   COMMON STOCK      88579Y101    1188916        14522              xx                      3648
                                                                                               xx      32             10874

UNIVERSAL FOREST PRODUCTS     COMMON STOCK      913543104     334739        10900              xx                     10900

WALGREEN CO                   COMMON STOCK      931422109     218294         6625              xx                      6625

                                                                        PAGE: 10

AS OF: MARCH 31, 2004                         FORM 13F                       SEC FILE # MICHAEL B. ELEFANTE\28-06281

     ITEM 1:                     ITEM 2:         ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
 NAME OF ISSUER               TITLE OF CLASS     CUSIP     FAIR MARKET    SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                 NUMBER       VALUE       PRINCIPAL   DISCRETION              (A)    (B)   (C)
                                                                           AMOUNT     (A) (B) (C)             SOLE  SHARED NONE
WYETH                         COMMON STOCK      983024100     714952        19040              xx                      7593
                                                                                               xx      32             11447
AGGREGATE TOTAL:                                          54,452,433